Intangible assets, net (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 5,631
Impairment of intangible assets	$ 14,755,560	$ 0